Balance Sheets (Parenthetical)	Feb. 28, 2011	Nov. 30, 2011 Unaudited
Preferred stock Authorized shares	20,000,000	20,000,000
Common stock Authorized shares	200,000,000	200,000,000
Common stock shares Issued	54,003,827	65,025,730